Income Tax - Tax on assets and tax loss carryforwards expire (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 MXN ($)
Disclosure of Income Tax
Tax loss carryforwards	$ 1,438,549
2017
Disclosure of Income Tax
Tax loss carryforwards	$ 64,729
Year of expiration / maturity	P2027Y
2018
Disclosure of Income Tax
Tax loss carryforwards	$ 11,877
Year of expiration / maturity	P2028Y
2019
Disclosure of Income Tax
Tax loss carryforwards	$ 1,184,933
Year of expiration / maturity	2029